Tower Transaction	12 Months Ended
Dec. 31, 2014
Other Liabilities
Other Liabilities Disclosure

NOTE 17. TOWER TRANSACTION

On December 16, 2013, we closed our transaction with Crown Castle International Corp. (Crown Castle) in which Crown Castle gained the exclusive rights to lease and operate 9,048 wireless towers and purchased 627 of our wireless towers for $4,827 in cash. The leases have various terms with an average length of approximately 28 years. As the leases expire, Crown Castle will have fixed price purchase options for these towers totaling approximately $4,200, based on their estimated fair market values at the end of the lease terms. We sublease space on the towers from Crown Castle for an initial term of 10 years at current market rates, subject to optional renewals in the future.

We determined our continuing involvement with the tower assets prevented us from achieving sale-leaseback accounting for the transaction, and we accounted for the cash proceeds from Crown Castle as a financing obligation on our consolidated balance sheets. We record interest on the financing obligation using the effective interest method at a rate of approximately 3.90%. The financing obligation is increased by interest expense and estimated future net cash flows generated and retained by Crown Castle from operation of the tower sites, and reduced by our contractual payments. We continue to include the tower assets in Property, plant and equipment in our consolidated balance sheets and depreciate them accordingly. At December 31, 2014 and 2013, the tower assets had a balance of $999 and $1,039, respectively. Our depreciation expense for these assets was $39 for 2014. The impact of the transaction on our operating results for the year ended December 31, 2013, was not material.

Lease payments under the sublease arrangements were $221 for 2014. At December 31, 2014, the future minimum payments under the sublease arrangement are $225 for 2015, $229 for 2016, $234 for 2017, $239 for 2018, $244 for 2019, and $2,553 thereafter.